SHARE BASED COMPENSATION (Summary of Unvested Options under the Employee Share Option Plan) (Details) - Employee and Directors Stock Options [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Unvested at the beginning of the period (in shares)	4,632
Granted (in shares)
Vested (in shares)	(3,652)
Forfeited (in shares)	(980)
Unvested at the end of the period (in shares)		4,632
Weighted Average Grant-date fair value
Unvested at the beginning of the period (in dollars per share)	¥ 300.97
Granted (in dollars per share)
Vested (in dollars per share)	¥ 337.43
Forfeited (in dollars per share)	¥ 345.34
Unvested at the end of the period (in dollars per share)		¥ 300.97